Segment Information - Financial Information of Reportable Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 653,564	$ 610,299	$ 693,927
Loss before income taxes	(183,830)	(56,595)	(16,774)
Equity-based compensation	(3,407)	(5,637)	(4,041)
Transaction and other nonrecurring costs	(9,389)	(2,360)	(6,946)
Depreciation, amortization and accretion	107,241	106,971	109,845
Impairment of long-lived assets	(113,844)
(Loss) gain on disposal of assets and sale-leaseback transaction	(1,094)	2,525	11,169
Capital expenditures	92,838	77,331	85,212
Interest expense	(53,713)	(46,517)	(45,988)
Assets	803,867	989,031
Change in fair value of warrant liability	55	(49)	1
Debt issuance and modification costs	(7,016)
Other, net	(3,299)	(4,611)	555
New Zealand
Segment Reporting Information [Line Items]
Revenues	528,616	458,858	486,380
Bolivia
Segment Reporting Information [Line Items]
Revenues	124,631	151,001	206,804
Operating Segments | New Zealand
Segment Reporting Information [Line Items]
Revenues	528,616	458,858	486,380
Adjusted EBITDA	127,624	111,446	106,308
Depreciation, amortization and accretion	73,909	64,635	64,197
Capital expenditures	81,059	65,060	59,555
Assets	618,037	602,568
Operating Segments | Bolivia
Segment Reporting Information [Line Items]
Revenues	124,631	151,001	206,804
Adjusted EBITDA	(72)	6,613	42,475
Depreciation, amortization and accretion	33,313	41,907	44,944
Capital expenditures	11,761	12,251	25,636
Assets	183,403	340,436
Corporate, Reconciling Items and Eliminations
Segment Reporting Information [Line Items]
Revenues	317	440	743
Loss before income taxes	(12,434)	(11,034)	(10,462)
Depreciation, amortization and accretion	19	429	704
Capital expenditures	18	20	$ 21
Assets	$ 2,427	$ 46,027